Shipping and Handling Costs Included in Selling, General and Administrative Expenses (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Component of Operating Other Cost and Expense [Line Items]
Shipping and handling costs	$ 551,598	¥ 45,231,000	¥ 37,706,000	¥ 25,697,000